Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000227888_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000227888_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.41%
C000171935_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000171935_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000171935_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000218700_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000218700_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.90%
C000227887_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000227887_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.41%
C000215140_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000215140_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000215140_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%
C000209803_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%
C000209803_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000209803_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%
C000223347_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000223347_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.03%
C000223346_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000223346_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%
C000171934_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000171934_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000171934_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000218330_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000218330_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000218330_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%
C000171933_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000171933_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000171933_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000223345_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000223345_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%
C000171932_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000171932_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000171932_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000171930_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000171930_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000171930_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000223344_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000223344_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000171931_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000171931_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000171931_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000218331_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000218331_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000218331_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%
C000218329_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000218329_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000218329_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%
C000248142_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000248142_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.94%
C000227888_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%
C000227888_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%
C000227888_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%
C000227888_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.36%
C000171935_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%
C000171935_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.09%
C000171935_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000171935_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%
C000171935_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.36%
C000171935_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.38%
C000218700_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.15%
C000218700_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%
C000218700_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.33%
C000218700_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.03%
C000227887_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%
C000227887_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.44%
C000227887_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%
C000227887_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.90%
C000215140_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%
C000215140_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.69%
C000215140_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%
C000215140_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000215140_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.96%
C000215140_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000209803_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%
C000209803_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.50%
C000209803_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.05%
C000209803_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%
C000209803_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.80%
C000209803_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%
C000209803_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%
C000209803_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.83%
C000209803_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%
C000223347_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
C000223347_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%
C000223347_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%
C000223347_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%
C000223346_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000223346_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%
C000223346_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000223346_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.37%
C000171934_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%
C000171934_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.74%
C000171934_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.95%
C000171934_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%
C000171934_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.02%
C000171934_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%
C000218330_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.30%
C000218330_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		21.33%
C000218330_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	21.04%
C000171933_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.53%
C000171933_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000171933_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%
C000171933_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.74%
C000171933_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.99%
C000171933_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%
C000223345_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000223345_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%
C000171932_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%
C000171932_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.05%
C000171932_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.54%
C000171932_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.55%
C000171932_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%
C000171932_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%
C000171930_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%
C000171930_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%
C000171930_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.77%
C000171930_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%
C000171930_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.41%
C000171930_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%
C000223344_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%
C000223344_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%
C000223344_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%
C000223344_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.53%
C000171931_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%
C000171931_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.81%
C000171931_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%
C000171931_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%
C000171931_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.10%
C000171931_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.71%
C000218331_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%
C000218331_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.33%
C000218331_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000218331_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%
C000218331_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.18%
C000218331_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%
C000218329_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.05%
C000218329_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.30%
C000218329_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	19.64%
C000218329_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%
C000218329_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%
C000218329_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.08%
C000248142_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%
C000248142_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000248142_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%
C000248142_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.28%